Financial risk management, objectives and policies, Credit Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Vessel Customer Counterparty	Dec. 31, 2024 USD ($) Counterparty Customer Vessel	Dec. 31, 2023 Vessel Counterparty Customer
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		10	7	5
Number of vessels | Vessel		22	24	24
Number of counterparties | Counterparty		5	5	3
Number of vessels operated in spot market | Vessel		12	17	19
Number of major customers | Customer		5	5	5
Current trade receivables	[1]	$ 53,338	$ 53,715
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		79,034	78,143
Accounts receivable and accrued revenues		53,338	53,715
Maximum credit exposure		132,373	$ 131,858
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		13,288
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		10,626
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		8,110
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		7,889
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 4,229

[1]	Amounts carried at amortized cost.